SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 04, 2015
Subsequent Event [Line Items]
Dividend paid, per share	$ 0.16	$ 0.64	$ 0.48
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid, per share				$ 0.16